Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2013
SEC Schedule III, Real Estate and Accumulated Depreciation Disclosure [Abstract]
Real Estate and Accumulated Depreciation Disclosure [Text Block]
Boston Properties, Inc.
Schedule 3 - Real Estate and Accumulated Depreciation
December 31, 2013
(dollars in thousands)

Property Name	Type	Location	Encumbrances	Original		Costs Capitalized Subsequent to Acquisition	Land and Improvements	Building and Improvements	Land Held for Development	Development and Construction in Progress	Total	Accumulated Depreciation	Year(s) Built/ Renovated	Depreciable Lives (Years)

				Land	Building
767 Fifth Avenue (The General Motors Building)	Office	New York, NY	$1,463,143	$1,796,252	$1,532,654	$4,481	$1,796,252	$1,537,135	$—	$—	3,333,387	$28,901	1968	(1)
Embarcadero Center	Office	San Francisco, CA	360,133	179,697	847,410	314,292	195,985	1,145,414	—	—	1,341,399	472,324	1970/1989	(1)
Prudential Center	Office	Boston, MA	—	92,077	734,594	354,501	107,426	1,057,815	15,931	—	1,181,172	398,909	1965/1993/2002	(1)
399 Park Avenue	Office	New York, NY	—	339,200	700,358	107,604	354,107	793,055	—	—	1,147,162	219,938	1961	(1)
601 Lexington Avenue	Office	New York, NY	722,253	241,600	494,782	217,155	289,639	663,898	—	—	953,537	205,721	1977/1997	(1)
The John Hancock Tower and Garage	Office	Boston, MA	652,933	219,543	667,884	57,420	219,616	724,812	419	—	944,847	78,366	1976	(1)
Times Square Tower	Office	New York, NY	—	165,413	380,438	85,146	169,193	461,804	—	—	630,997	137,934	2004	(1)
100 Federal Street	Office	Boston, MA	—	131,067	435,954	6,020	131,067	441,760	214	—	573,041	29,060	1971-1975	(1)
Carnegie Center	Office	Princeton, NJ	—	105,107	377,259	66,866	103,064	443,817	2,206	145	549,232	169,587	1983-1999	(1)
Atlantic Wharf	Office	Boston, MA	—	63,988	454,537	11,644	63,988	466,181	—	—	530,169	39,697	2011	(1)
Fountain Square	Office	Reston, VA	226,604	56,853	306,298	3,877	56,853	310,175	—	—	367,028	15,460	1986-1990	(1)
510 Madison Avenue	Office	New York, NY	—	103,000	253,665	6,309	103,000	259,974	—	—	362,974	15,901	2012	(1)
599 Lexington Avenue	Office	New York, NY	750,000	81,040	100,507	123,179	87,852	216,874	—	—	304,726	144,094	1986	(1)
South of Market and Democracy Tower	Office	Reston, VA	—	13,603	237,479	9,790	13,687	247,185	—	—	260,872	50,831	2008-2009	(1)
Gateway Center	Office	San Francisco, CA	—	28,255	139,245	51,330	30,627	188,203	—	—	218,830	80,461	1984/1986/2002	(1)
Bay Colony Corporate Center	Office	Waltham, MA	—	18,789	148,451	47,332	18,789	195,783	—	—	214,572	21,339	1985-1989	(1)
2200 Pennsylvania Avenue	Office	Washington, DC	—	—	183,541	3,767	—	187,308	—	—	187,308	18,185	2011	(1)
Mountain View Research Park	Office	Mountain View, CA	—	106,162	76,137	2,196	106,162	78,333	—	—	184,495	3,013	1977-1981/2007-2013	(1)
One and Two Patriots Park	Office	Reston, VA	—	18,429	126,315	34,994	22,352	157,386	—	—	179,738	7,032	1987/1988/2012/2013	(1)
3200 Zanker Road	Office	San Jose, CA	—	36,705	82,863	24,669	36,997	103,496	3,744	—	144,237	23,165	1988	(1)
Reservoir Place	Office	Waltham, MA	—	18,605	92,619	27,446	20,118	118,552	—	—	138,670	52,829	1955/1987	(1)
1333 New Hampshire Avenue	Office	Washington, DC	—	34,032	85,660	9,061	35,394	93,359	—	—	128,753	30,392	1996	(1)
505 9th Street	Office	Washington, DC	121,360	38,885	83,719	5,692	42,082	86,214	—	—	128,296	20,358	2007	(1)
Kingstowne Towne Center	Office	Alexandria, VA	33,338	18,021	109,038	742	18,062	109,739	—	—	127,801	26,526	2003-2006	(1)
1330 Connecticut Avenue	Office	Washington, DC	—	25,982	82,311	16,286	27,135	97,444	—	—	124,579	29,518	1984	(1)
Capital Gallery	Office	Washington, DC	—	4,725	29,565	86,993	8,662	112,621	—	—	121,283	50,217	1981/2006	(1)
Weston Corporate Center	Office	Weston, MA	—	25,753	92,312	(123)	25,854	92,088	—	—	117,942	10,921	2010	(1)
One Freedom Square	Office	Reston, VA	—	9,929	84,504	16,666	11,293	99,806	—	—	111,099	32,827	2000	(1)
One and Two Reston Overlook	Office	Reston, VA	—	16,456	66,192	26,635	17,561	91,722	—	—	109,283	31,144	1999	(1)
Two Freedom Square	Office	Reston, VA	—	13,930	77,739	13,816	15,420	90,065	—	—	105,485	37,294	2001	(1)
Seven Cambridge Center	Office	Cambridge, MA	—	3,457	97,136	2,880	4,125	99,348	—	—	103,473	47,498	2006	(1)

Five Cambridge Center	Office	Cambridge, MA	—	18,863	53,346	29,762	21,173	80,798	—	—	101,971	19,158	1981/1996	(1)
140 Kendrick Street	Office	Needham, MA	—	18,095	66,905	14,759	19,092	80,667	—	—	99,759	17,433	2000	(1)
Discovery Square	Office	Reston, VA	—	11,198	71,782	16,189	12,533	86,636	—	—	99,169	28,865	2001	(1)
Four Cambridge Center	Office	Cambridge, MA	—	19,104	52,078	11,872	20,785	62,269	—	—	83,054	10,761	1983/1998	(1)
Waltham Weston Corporate Center	Office	Waltham, MA	—	10,385	60,694	8,462	11,097	68,444	—	—	79,541	21,709	2003	(1)
77 CityPoint	Office	Waltham, MA	—	13,847	60,383	3,160	13,873	63,517	—	—	77,390	12,301	2008	(1)
230 CityPoint	Office	Waltham, MA	—	13,189	49,823	13,102	13,593	62,521	—	—	76,114	17,601	1992	(1)
North First Business Park	Office	San Jose, CA	—	58,402	13,069	4,010	23,377	16,215	35,889	—	75,481	10,208	1981	(1)
Seventeen Cambridge Center	Office	Cambridge, MA	—	18,080	51,262	—	18,080	51,262	—	—	69,342	1,080	2013	(1)
2440 West El Camino Real	Office	Mountain View, CA	—	16,741	51,285	502	16,741	51,787	—	—	68,528	4,390	1987/2003	(1)
Wisconsin Place	Office	Chevy Chase, MD	—	—	53,349	12,787	—	66,136	—	—	66,136	11,573	2009	(1)
Reston Corporate Center	Office	Reston, VA	—	9,135	50,857	5,346	10,148	55,190	—	—	65,338	21,034	1984	(1)
New Dominion Technology Park, Bldg. Two	Office	Herndon, VA	63,000	5,584	51,868	3,894	6,510	54,836	—	—	61,346	16,557	2004	(1)
Sumner Square	Office	Washington, DC	—	624	28,745	23,679	1,478	51,570	—	—	53,048	23,282	1985	(1)
New Dominion Technology Park, Bldg. One	Office	Herndon, VA	43,278	3,880	43,227	3,882	4,583	46,406	—	—	50,989	19,584	2001	(1)
200 West Street	Office	Waltham, MA	—	16,148	24,983	8,568	16,813	32,886	—	—	49,699	14,834	1999	(1)
191 Spring Street	Office	Lexington, MA	—	2,850	27,166	18,558	3,151	45,423	—	—	48,574	29,636	1971/1995	(1)
One Cambridge Center	Office	Cambridge, MA	—	134	25,110	20,608	548	45,304	—	—	45,852	24,914	1987	(1)
University Place	Office	Cambridge, MA	13,692	—	37,091	6,785	390	43,486	—	—	43,876	20,692	1985	(1)
2600 Tower Oaks Boulevard	Office	Rockville, MD	—	4,243	31,125	8,257	4,785	38,840	—	—	43,625	16,576	2001	(1)
Quorum Office Park	Office	Chelmsford, MA	—	3,750	32,454	5,672	5,187	36,689	—	—	41,876	12,748	2001	(1)
Three Patriots Park	Office	Reston, VA	—	3,594	32,977	3,013	4,009	35,575	—	—	39,584	12,465	2006	(1)
500 E Street	Office	Washington, DC	—	109	22,420	12,854	2,379	33,004	—	—	35,383	20,633	1987	(1)
Eight Cambridge Center	Office	Cambridge, MA	—	850	25,042	8,507	1,323	33,076	—	—	34,399	11,139	1999	(1)
Mountain View Technology Park	Office	Mountain View, CA	—	20,359	13,640	182	20,359	13,822	—	—	34,181	761	1972	(1)
Three Cambridge Center	Office	Cambridge, MA	—	174	12,200	8,758	965	20,167	—	—	21,132	9,768	1987	(1)
Ten Cambridge Center	Office	Cambridge, MA	—	1,299	12,943	6,117	2,395	17,964	—	—	20,359	11,337	1990	(1)
201 Spring Street	Office	Lexington, MA	—	2,849	15,303	(154)	3,124	14,874	—	—	17,998	6,034	1997	(1)
40 Shattuck Road	Office	Andover, MA	—	709	14,740	2,453	893	17,009	—	—	17,902	5,547	2001	(1)
Lexington Office Park	Office	Lexington, MA	—	998	1,426	13,762	1,264	14,922	—	—	16,186	10,566	1982	(1)
92-100 Hayden Avenue	Office	Lexington, MA	—	594	6,748	7,819	802	14,359	—	—	15,161	9,914	1985	(1)
33 Hayden Avenue	Office	Lexington, MA	—	266	3,234	10,283	425	13,358	—	—	13,783	7,486	1979	(1)
181 Spring Street	Office	Lexington, MA	—	1,066	9,520	1,950	1,160	11,376	—	—	12,536	4,007	1999	(1)
195 West Street	Office	Waltham, MA	—	1,611	6,652	4,175	1,858	10,580	—	—	12,438	6,187	1990	(1)
91 Hartwell Avenue	Office	Lexington, MA	—	784	6,464	4,984	941	11,291	—	—	12,232	7,535	1985	(1)
Eleven Cambridge Center	Office	Cambridge, MA	—	121	5,535	5,131	324	10,463	—	—	10,787	7,240	1984	(1)
7501 Boston Boulevard, Building Seven	Office	Springfield, VA	—	665	9,273	544	791	9,691	—	—	10,482	3,895	1997	(1)
7435 Boston Boulevard, Building One	Office	Springfield, VA	—	392	3,822	3,895	659	7,450	—	—	8,109	5,526	1982	(1)
7450 Boston Boulevard, Building Three	Office	Springfield, VA	—	1,165	4,681	1,915	1,430	6,331	—	—	7,761	2,917	1987	(1)
8000 Grainger Court, Building Five	Office	Springfield, VA	—	366	4,282	2,944	601	6,991	—	—	7,592	5,160	1984	(1)
453 Ravendale Drive	Office	Mountain View, CA	—	5,477	1,090	230	5,477	1,320	—	—	6,797	142	1977	(1)
7500 Boston Boulevard, Building Six	Office	Springfield, VA	—	138	3,749	2,590	406	6,071	—	—	6,477	4,133	1985	(1)
7601 Boston Boulevard, Building Eight	Office	Springfield, VA	—	200	878	4,875	551	5,402	—	—	5,953	3,576	1986	(1)
Fourteen Cambridge Center	Office	Cambridge, MA	—	110	4,483	1,223	273	5,543	—	—	5,816	3,805	1983	(1)
7300 Boston Boulevard, Building Thirteen	Office	Springfield, VA	—	608	4,773	230	661	4,950	—	—	5,611	3,934	2002	(1)
8000 Corporate Court, Building Eleven	Office	Springfield, VA	—	136	3,071	1,484	775	3,916	—	—	4,691	2,355	1989	(1)

7374 Boston Boulevard, Building Four	Office	Springfield, VA	—		241	1,605	1,902	398	3,350	—	—	3,748	2,327	1984	(1)
7375 Boston Boulevard, Building Ten	Office	Springfield, VA	—		23	2,685	1,007	93	3,622	—	—	3,715	2,261	1988	(1)
7451 Boston Boulevard, Building Two	Office	Springfield, VA	—		249	1,542	1,313	613	2,491	—	—	3,104	2,131	1982	(1)
32 Hartwell Avenue	Office	Lexington, MA	—		168	1,943	800	314	2,597	—	—	2,911	1,568	1968-1979/1987	(1)
164 Lexington Road	Office	Billerica, MA	—		592	1,370	319	643	1,638	—	—	2,281	703	1982	(1)
17 Hartwell Avenue	Office	Lexington, MA	—		26	150	1,002	65	1,113	—	—	1,178	639	1968	(1)
Residences on The Avenue, 2221 I St., NW	Residential	Washington, DC	—		—	119,874	(32)	—	119,842	—	—	119,842	7,948	2011	(1)
The Lofts at Atlantic Wharf	Residential	Boston, MA	—		3,529	54,891	1,543	3,529	56,434	—	—	59,963	3,591	2011	(1)
Cambridge Center Marriott	Hotel	Cambridge, MA	—		478	37,918	35,981	1,201	73,176	—	—	74,377	47,182	1986	(1)
Cambridge Center East Garage	Garage	Cambridge, MA	—		—	35,035	1,487	103	36,419	—	—	36,522	6,684	1984	(1)
Cambridge Center West Garage	Garage	Cambridge, MA	—		1,256	15,697	1,553	1,434	17,072	—	—	18,506	3,364	2006	(1)
Cambridge Center North Garage	Garage	Cambridge, MA	—		1,163	11,633	1,085	1,163	12,718	—	—	13,881	8,157	1990	(1)
250 West 55th Street	Development	New York, NY	—		—	—	818,243	16,305	45,476	—	756,462	818,243	483	N/A	N/A
Transbay Tower	Development	San Francisco, CA	—		—	—	255,406	—	—	—	255,406	255,406	—	N/A	N/A
680 Folsom Street	Development	San Francisco, CA	—		—	—	241,093	—	—	3,475	237,618	241,093	—	N/A	N/A
601 Massachusetts Avenue	Development	Washington, DC	—		—	—	121,694	—	—	—	121,694	121,694	—	N/A	N/A
535 Mission Street	Development	San Francisco, CA	—		—	—	113,274	—	—	—	113,274	113,274	—	N/A	N/A
The Avant at Reston Town Center Residential	Development	Reston, VA	—		—	—	107,022	12,741	55,701	—	38,580	107,022	160	N/A	N/A
Springfield Metro Center	Land	Springfield, VA	—		—	—	32,073	—	—	32,073	—	32,073	—	N/A	N/A
Plaza at Almaden	Land	San Jose, CA	—		—	—	29,003	—	—	29,003	—	29,003	—	N/A	N/A
Tower Oaks Master Plan	Land	Rockville, MD	—		—	—	28,976	—	—	28,976	—	28,976	—	N/A	N/A
Reston Signature Site	Land	Reston, VA	—		—	—	27,890	—	—	27,890	—	27,890	—	N/A	N/A
Prospect Hill	Land	Waltham, MA	—		—	—	24,197	—	667	23,530	—	24,197	—	N/A	N/A
Washingtonian North	Land	Gaithersburg, MD	—		—	—	18,290	—	—	18,290	—	18,290	—	N/A	N/A
6601 & 6605 Springfield Center Drive	Land	Springfield, VA	—		—	—	13,866	—	—	13,866	—	13,866	—	N/A	N/A
Waltham Office Center	Land	Waltham, MA	—		—	—	12,716	165	8,445	4,106	—	12,716	8,063	N/A	N/A
103 4th Avenue	Land	Waltham, MA	—		—	—	11,918	—	—	11,918	—	11,918	—	N/A	N/A
Cambridge Master Plan	Land	Cambridge, MA	—		—	—	11,153	—	—	11,153	—	11,153	—	N/A	N/A
Reston Gateway	Land	Reston, VA	—		—	—	9,682	—	—	9,682	—	9,682	—	N/A	N/A
Reston Eastgate	Land	Reston, VA	—		—	—	8,807	—	—	8,807	—	8,807	—	N/A	N/A
Crane Meadow	Land	Marlborough, MA	—		—	—	8,725	—	—	8,725	—	8,725	—	N/A	N/A
Broad Run Business Park	Land	Loudon County, VA	—		—	—	7,888	1,621	—	6,267	—	7,888	—	N/A	N/A
30 Shattuck Road	Land	Andover, MA	—		—	—	1,212	—	—	1,212	—	1,212	—	N/A	N/A
			$4,449,734	(2)	$4,303,172	$10,631,057	$4,019,372	$4,450,532	$12,682,514	$297,376	$1,523,179	$18,953,601	$3,145,701

__________________
Note: Total Real Estate does not include Furniture, Fixtures and Equipment totaling approximately $25,164. Accumulated Depreciation does not include approximately $15,870 of accumulated depreciation related to Furniture, Fixtures and Equipment.

The aggregate cost and accumulated depreciation for tax purposes was approximately $14.8 billion and $2.6 billion, respectively.

(1)	Depreciation of the buildings and improvements are calculated over lives ranging from the life of the lease to 40 years.

(2)	Includes the unamortized balance of the historical fair value adjustment totaling approximately $191.2 million.

Boston Properties, Inc.
Real Estate and Accumulated Depreciation
December 31, 2013
(dollars in thousands)

A summary of activity for real estate and accumulated depreciation is as follows:

	2013	2012	2011
Real Estate:
Balance at the beginning of the year	$14,869,887	$13,363,113	$12,740,892
Additions to/improvements of real estate	4,410,622	1,602,583	668,084
Assets sold/written-off	(326,908)	(95,809)	(45,863)
Balance at the end of the year	$18,953,601	$14,869,887	$13,363,113
Accumulated Depreciation:
Balance at the beginning of the year	$2,919,479	$2,626,324	$2,308,665
Depreciation expense	419,908	367,625	362,636
Assets sold/written-off	(193,686)	(74,470)	(44,977)
Balance at the end of the year	$3,145,701	$2,919,479	$2,626,324

Note: Real Estate and Accumulated Depreciation amounts do not include Furniture, Fixtures and Equipment.